Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
C000073498
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Comstock Capital Value Fund - Class AAA
C000002843
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Comstock Capital Value Fund - Class C
Average Annual Return, Percent	16.30%	21.78%	5.37%	(4.67%)
C000002844
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Comstock Capital Value Fund - Class I
C000002841
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Comstock Capital Value Fund - Class A
Average Annual Return, Percent	0.55%	5.30%	2.22%	(5.79%)
Without Sales Load [Member] | C000073498
Average Annual Return [Line Items]
Average Annual Return, Percent	6.40%	11.69%	3.43%	(5.21%)
Without Sales Load [Member] | C000002843
Average Annual Return [Line Items]
Average Annual Return, Percent	17.30%	22.78%	5.37%	(4.67%)
Without Sales Load [Member] | C000002844
Average Annual Return [Line Items]
Average Annual Return, Percent	6.43%	11.53%	3.52%	(5.04%)
Without Sales Load [Member] | C000002841
Average Annual Return [Line Items]
Average Annual Return, Percent	6.68%	11.72%	3.44%	(5.23%)
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.20%	15.16%	16.64%	13.65%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.20%	15.16%	16.64%	13.65%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.20%	15.16%	16.64%	13.65%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.20%	15.16%	16.64%	13.65%
Bloomberg US Government / Credit Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.95%	5.89%	(0.83%)	1.92%
MSCI USA Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.45%	13.21%	13.79%	9.58%
Bloomberg US Government / Credit Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.95%	5.89%	(0.83%)	1.92%
MSCI USA Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.45%	13.21%	13.79%	9.58%
Bloomberg US Government / Credit Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.95%	5.89%	(0.83%)	1.92%
MSCI USA Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.45%	13.21%	13.79%	9.58%
Bloomberg US Government / Credit Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.95%	5.89%	(0.83%)	1.92%
MSCI USA Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.45%	13.21%	13.79%	9.58%